Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 26, 2012
Entity Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 26, 2012
Prospectus Date	rr_ProspectusDate	Dec. 26, 2012
HSBC Emerging Markets Local Debt Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within three years (plus or minus) of the JP Morgan Government Bond Index – Emerging Markets Global Diversified, which as of November 30, 2012, was 4.7 years.

Supplement [Text Block]	hbmax_SupplementTextBlock

HSBC FUNDS

Supplement Dated December 26, 2012 to the
HSBC Emerging Markets Local Debt Fund Prospectus
Dated February 28, 2012, as Supplemented (the “Prospectus”)

Effective immediately the HSBC Emerging Markets Local Debt Fund’s (the “Fund”) benchmark will change to the JP Morgan Government Bond Index – Emerging Markets Global Diversified (the “GBI-EM Global Diversified”). Currently, the Fund’s benchmark is a 50/50 blend of the GBI-EM Global Diversified and the JP Morgan Emerging Local Markets Index Plus. HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser, believes that the GBI-EM Global Diversified is consistent with the Fund’s investment strategies while promoting ease of comparison of the performance of the Fund to that of similar mutual funds.

The third full paragraph on page 10 of the Prospectus is deleted and replaced with the following:

The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration that normally varies within three years (plus or minus) of the JP Morgan Government Bond Index – Emerging Markets Global Diversified, which as of November 30, 2012, was 4.7 years.

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